OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
	December 31,
	2023	2022
Prepaid expenses	$133	$224
Advances to suppliers	337	337
Government institutions	479	740
Guaranty held by customer	662	621
Other	131	317
	$1,742	$2,239